Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniHoldings NewYork Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%

Corporate — 0.3%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$1,185	$1,203,501

New York — 154.8%

Corporate — 3.2%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,500	6,295,899
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	175	166,421
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,565	1,642,909
AMT, 5.00%, 10/01/40	2,400	2,451,490
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,465	1,234,762

		11,791,481

County/City/Special District/School District — 27.9%
Battery Park City Authority, RB, Sustainability Bonds, 4.00%, 11/01/44	3,750	3,777,724
City of New York, GO
Series A-1, 4.00%, 09/01/46	2,305	2,240,905
Series B, 5.25%, 10/01/47	4,605	5,146,612
Series D-1, 5.50%, 05/01/46	1,140	1,302,773
Series F-1, 5.00%, 04/01/45	4,950	5,241,104
Series F-1, 4.00%, 03/01/47	2,270	2,183,218
Sub-Series D-1, 5.00%, 08/01/31	945	948,807
Sub-Series E1, 4.00%, 04/01/45	2,485	2,441,813
City of New York, Refunding GO
Series E, 5.50%, 08/01/25	460	462,730
Series E, 5.00%, 08/01/32	2,000	2,008,064
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,400	1,528,901
Series C, 5.00%, 10/01/31	1,980	2,197,028
County of Nassau New York, Refunding GO, Series B, (AGM), 5.00%, 04/01/40	1,795	1,974,247
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	1,685	1,784,792
Ithaca City School District, Refunding GO, (BAM SAW), 2.00%, 06/15/33	365	315,583
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	555	518,495
New York City Industrial Development Agency, RB, (AGC), 0.00%, 03/01/39(b)	1,380	682,084
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	3,600	3,435,019
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A1, 5.00%, 08/01/40	860	925,516
Series A-1, 5.00%, 11/01/38	950	961,806
Series B-1, 5.00%, 08/01/45	6,575	6,885,741
Sub-Series A-3, 4.00%, 08/01/43	2,790	2,766,662
Sub-Series B1, 5.00%, 11/01/35	2,100	2,146,469
Sub-Series B1, 5.00%, 11/01/36	1,690	1,729,286
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,521,638
Sub-Series E-1, 5.00%, 02/01/39	2,730	2,889,645
Sub-Series E-1, 5.00%, 02/01/43	4,760	4,959,092
Series A-2, Subordinate, 5.00%, 08/01/39	3,440	3,653,411
Series C, Subordinate, 4.00%, 05/01/45	2,275	2,245,093

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series F-1, Subordinate, 5.00%, 02/01/44	$355	$389,136
New York Convention Center Development Corp., RB, CAB(b) Series B, Sub Lien, 0.00%, 11/15/42	2,185	819,886
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,534,546
Series B, Sub Lien, 0.00%, 11/15/48	2,665	752,124
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	437,206
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,765	624,956
New York Convention Center Development Corp., Refunding RB 5.00%, 11/15/40	6,150	6,280,878
5.00%, 11/15/45	12,215	12,425,196
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(c)	5,075	4,896,284
Series A, 3.00%, 11/15/51	1,460	1,057,736
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,160	1,035,730
Series A, (SAW), 2.00%, 07/15/35	685	592,141
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(d)	2,840	2,852,962
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,000	1,001,460

		103,574,499

Education — 18.8%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	740	564,400
4.00%, 07/01/51	765	522,650
Build NYC Resource Corp., RB, 5.75%, 06/01/62(c)	860	865,526
Build NYC Resource Corp., Refunding RB 4.00%, 08/01/42	525	519,385
Series A, 5.00%, 06/01/43	450	460,807
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	750	770,183
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	570	598,707
5.00%, 07/01/48	855	887,680
5.00%, 07/01/52	1,365	1,439,058
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	985	1,033,065
4.00%, 07/01/46	1,865	1,801,582
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	685	710,007
Series B, 5.00%, 07/01/43	2,480	2,562,505
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(d)	1,240	1,243,735
Series A, 4.00%, 07/01/39	350	352,067
Series A, 4.00%, 07/01/50	11,950	11,405,343
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	3,500	4,361,735
Series A, 5.00%, 07/01/46	410	414,959
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	1,900	1,925,019
Series A, 5.25%, 07/01/23(d)	11,190	11,228,225
Series A, 5.00%, 07/01/35	1,030	1,078,239

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings NewYork Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 4.00%, 07/01/37	$510	$512,300
Series A, 5.00%, 07/01/43	1,520	1,559,708
Series A, 5.00%, 07/01/48	5,600	5,741,949
Onondaga County Trust for Cultural Resources, Refunding RB 5.00%, 12/01/38	1,490	1,647,091
5.00%, 12/01/39	2,650	2,919,396
4.00%, 12/01/47	1,800	1,743,628
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	715	715,326
Series A, 5.00%, 07/01/42	445	445,122
Troy Capital Resource Corp., Refunding RB 5.00%, 09/01/35	450	494,702
5.00%, 09/01/36	2,360	2,571,624
4.00%, 09/01/40	1,320	1,303,599
Trust for Cultural Resources of The City of New York, Refunding RB 5.00%, 08/01/23	2,000	2,009,076
Series A, 5.00%, 07/01/37	1,775	1,817,815
Series A, 5.00%, 07/01/41	750	764,938
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	320	306,011
Series A, 5.00%, 10/15/50	540	493,699

		69,790,861

Health — 7.9%
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,250	1,143,424
Class A, 5.50%, 07/01/47	765	679,967
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,325	1,340,285
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	240	181,393
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	500	439,839
5.00%, 12/01/46	235	235,014
Series A, 5.00%, 12/01/37	1,180	1,180,418
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/38	1,150	1,057,870
4.00%, 12/01/39	475	433,647
4.00%, 12/01/46	5,385	4,579,356
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	1,000,215
Series D, 4.25%, 05/01/39	685	685,147
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/45	380	250,770
4.00%, 07/01/47	2,660	2,555,217
4.25%, 05/01/52	3,645	3,459,564
5.00%, 05/01/52	3,850	4,051,390
Series A, 5.00%, 05/01/32	2,645	2,762,430
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	2,540	2,018,629
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	460	471,573

Security	Par (000)	Value

Health (continued)
Westchester County Local Development Corp., Refunding RB(c) 5.00%, 07/01/41	$510	$414,291
5.00%, 07/01/56	570	416,964

		29,357,403

Housing — 9.6%
New York City Housing Development Corp., RB, M/F Housing Class F-1, 4.60%, 11/01/42	225	227,570
Series B-1, 5.00%, 07/03/23(d)	1,375	1,379,141
Series B-1, 5.25%, 07/03/23(d)	6,505	6,527,221
Series E-1, 4.20%, 11/01/42	920	900,153
Series G-1, 3.90%, 05/01/45	450	401,935
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	460	388,721
New York City Housing Development Corp., Refunding RB, M/F Housing
Sustainability Bonds, 3.85%, 05/01/58	1,726	1,445,818
Series B-1-A, Sustainability Bonds, 3.75%, 11/01/54	1,345	1,111,881
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC, FNMA, GNMA, SONYMA), 4.00%, 11/01/42	845	781,827
Series B-1, 4.85%, 11/01/48	1,310	1,326,164
Series D, (SONYMA), 3.80%, 11/01/49	1,700	1,421,608
Series E, (SONYMA), 3.80%, 11/01/49	945	789,587
Series H, (FNMA, SONYMA), 4.15%, 11/01/43	1,375	1,284,180
Series H, (FNMA, SONYMA), 4.20%, 11/01/48	905	818,009
Series I, (FNMA, SONYMA), 4.05%, 11/01/48	1,090	965,966
Series A, AMT, 4.65%, 11/15/38	1,000	1,000,120
New York State Housing Finance Agency, Refunding RB, Series C, (FNMA, SONYMA), 3.85%, 11/01/39	2,005	1,865,434
State of New York Mortgage Agency, RB, S/F Housing 250th Series, (SONYMA), 4.80%, 10/01/48	3,410	3,446,565
Series 239, (SONYMA), 2.70%, 10/01/47	1,360	1,091,484
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	855	847,817
Series 218, AMT, 3.85%, 04/01/38	115	115,013
State of New York Mortgage Agency, Refunding RB, S/F Housing Series 190, 3.80%, 10/01/40	1,395	1,372,815
Series 231, 2.50%, 10/01/46	2,935	2,013,028
Series 194, AMT, 3.80%, 04/01/28	2,065	2,064,950
Yonkers Industrial Development Agency, RB, AMT, (SONYMA), 5.25%, 04/01/37	2,000	2,001,258

		35,588,265

State — 13.6%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/35	910	968,797
Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,045	5,138,287
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	3,425	3,696,075
Series A, 5.00%, 03/15/40	3,700	3,921,419
Series A, 5.00%, 03/15/44	7,475	7,920,175
Series B, 5.00%, 03/15/38	1,000	1,068,854
Series B, 5.00%, 03/15/39	1,465	1,556,372
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40	2,950	3,179,761

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings NewYork Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York State Thruway Authority, RB, 5.00%, 03/15/53	$6,165	$6,684,525
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	5,265	5,135,465
Series A, 3.00%, 03/15/50	3,105	2,372,745
Series C, 5.00%, 03/15/32	2,000	2,003,040
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	6,880	6,772,968

		50,418,483

Tobacco — 2.9%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB 4.75%, 06/01/39	1,875	1,866,769
5.00%, 06/01/48	680	614,491
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	2,010	1,894,925
Series A-2B, 5.00%, 06/01/51	765	712,473
Series B, 5.00%, 06/01/41	575	585,001
Niagara Tobacco Asset Securitization Corp., Refunding RB 5.25%, 05/15/34	1,495	1,515,893
5.25%, 05/15/40	1,500	1,516,498
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	269,678
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,860	1,835,162

		10,810,890

Transportation — 50.1%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	2,315	2,398,139
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	3,760	3,924,699
Series A, (AGM), 4.00%, 02/15/47	2,425	2,362,420
Metropolitan Transportation Authority, RB
Series A, 5.00%, 05/15/23(d)	3,000	3,001,977
Series A-1, 5.25%, 11/15/23(d)	3,240	3,276,716
Series B, 5.25%, 11/15/44	1,000	1,009,499
Series E, 5.00%, 11/15/38	8,750	8,808,083
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/45	3,485	3,820,964
Series A, (AGM), 4.00%, 11/15/46	855	839,226
Series C-1, 4.75%, 11/15/45	1,505	1,523,308
Series C-1, 5.00%, 11/15/56	1,920	1,943,677
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,043,120
Sub-Series C-1, 5.00%, 11/15/34	3,345	3,505,766
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,428,302
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	820	819,998
New York Liberty Development Corp., Refunding RB
Series 1, 2.25%, 02/15/41	1,800	1,349,413
Series 1, 3.00%, 02/15/42	925	735,588
New York State Thruway Authority, RB
Series N, 4.00%, 01/01/43	5,300	5,322,801
Series N, 4.00%, 01/01/44	2,250	2,241,331
Series A, Junior Lien, 5.00%, 01/01/36	1,400	1,471,476
New York State Thruway Authority, Refunding RB
Series K, 5.00%, 01/01/29	1,750	1,813,796
Series K, 5.00%, 01/01/31	1,000	1,036,501
Series L, 5.00%, 01/01/35	810	893,827

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, Refunding RB (continued)
Series B, Subordinate, 4.00%, 01/01/45	$4,950	$4,766,108
Series B, Subordinate, 4.00%, 01/01/50	2,645	2,504,865
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	3,405	3,679,569
Series A, AMT, 5.00%, 07/01/46	8,630	8,540,058
Series A, AMT, 5.25%, 01/01/50	6,665	6,681,616
New York Transportation Development Corp., RB, AMT, 4.00%, 10/31/46	1,510	1,315,086
New York Transportation Development Corp., Refunding RB 5.00%, 12/01/32	1,600	1,802,013
Series A, AMT, 5.00%, 12/01/25	2,690	2,762,754
Series A, AMT, 5.00%, 12/01/32	1,000	1,074,129
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	100	106,819
AMT, 5.00%, 04/01/35	90	95,674
AMT, 5.00%, 04/01/36	95	100,514
AMT, 5.00%, 04/01/37	110	115,694
AMT, 5.00%, 04/01/38	55	57,704
AMT, 5.00%, 04/01/39	80	83,882
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	7,275	6,643,348
Port Authority of New York & New Jersey, Refunding ARB 179th Series, 5.00%, 12/01/38	1,390	1,406,623
183th Series, 4.00%, 06/15/44	1,500	1,502,468
194th Series, 5.25%, 10/15/55	3,410	3,524,474
Series 211th, 4.00%, 09/01/43	5,000	5,033,370
AMT, 5.00%, 01/15/47	660	703,608
177th Series, AMT, 4.00%, 01/15/43	285	277,150
178th Series, AMT, 5.00%, 12/01/43	750	754,221
195th Series, AMT, 5.00%, 04/01/36	1,400	1,453,589
Series 178th, AMT, 5.00%, 12/01/33	1,000	1,009,383
Series 223, AMT, 4.00%, 07/15/39	2,825	2,829,054
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/40	3,165	3,427,236
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,300	1,191,308
Series A, 4.13%, 05/15/53	1,705	1,663,219
Series A, 5.00%, 05/15/53	3,415	3,705,818
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	3,735	4,089,093
Series A, 5.00%, 11/15/49	970	1,040,346
Series B, 5.00%, 11/15/40	940	978,934
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	5,000	5,219,810
Series A, 5.00%, 11/15/45	5,435	5,752,518
Series A, 5.25%, 11/15/45	1,280	1,322,554
Series A, 5.00%, 11/15/50	3,885	3,967,319
Series A, 4.00%, 05/15/51	1,135	1,119,381
Series A, 5.00%, 05/15/57	1,140	1,227,916
Series A-1, 5.00%, 05/15/51	2,250	2,439,914
Series B, 5.00%, 11/15/37	8,225	8,813,696
Series C, 5.00%, 11/15/37	870	946,945
Series C, 5.00%, 05/15/47	1,740	1,918,310

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings NewYork Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series C, 4.13%, 05/15/52	$8,080	$8,100,079
Triborough Bridge & Tunnel Authority, Refunding RB, CAB(b)
Series B, 0.00%, 11/15/28	3,215	2,752,117
Series B, 0.00%, 11/15/32	7,670	5,778,808

		185,849,721

Utilities — 20.8%
Long Island Power Authority, RB 5.00%, 09/01/35	1,000	1,114,873
5.00%, 09/01/36	825	902,815
5.00%, 09/01/37	3,175	3,467,094
5.00%, 09/01/47	1,355	1,423,318
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	750	787,262
New York City Municipal Water Finance Authority, RB
Series AA-1, 4.00%, 06/15/51	1,135	1,107,506
Series AA-1, 5.25%, 06/15/52	4,650	5,204,596
Series BB-1, 3.00%, 06/15/50	2,270	1,759,143
Series CC-1, 4.00%, 06/15/52	5,400	5,257,067
Series DD, 5.00%, 06/15/47	2,250	2,345,515
Series GG, 5.00%, 06/15/48	1,330	1,433,217
New York City Municipal Water Finance Authority, Refunding RB 5.00%, 06/15/38	1,155	1,234,382
Series BB-1, 5.00%, 06/15/44	1,795	1,970,370
Series DD, 4.13%, 06/15/47	3,410	3,367,242
Series DD, 5.00%, 06/15/47	3,325	3,654,704
Series GG, 5.00%, 06/15/39	4,220	4,391,898
Series HH, 5.00%, 06/15/39	2,250	2,339,449
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50(e)	7,420	7,107,121
Series A, 4.00%, 11/15/55	7,160	6,775,365
Series A, 4.00%, 11/15/60	470	433,859
New York State Environmental Facilities Corp., RB, 5.00%, 08/15/41	3,630	3,815,540
New York State Environmental Facilities Corp., Refunding RB 5.00%, 06/15/51	1,895	2,058,095
Series A, 5.00%, 06/15/40	1,545	1,621,933
Series A, 5.00%, 06/15/45	7,935	8,157,886
Series A, Subordinate, 4.00%, 06/15/46	1,000	1,001,229
Rockland County Solid Waste Management Authority, RB, Series A, AMT, 4.00%, 12/15/46	1,255	1,167,078
Utility Debt Securitization Authority, Refunding RB, Series A, Restructured, 5.00%, 12/15/35	3,000	3,229,920

		77,128,477

Total Municipal Bonds in New York		574,310,080

Puerto Rico — 5.0%

State — 5.0%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	2,549	2,393,106
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(b)	6,358	1,728,823

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	$3,602	$3,463,910
Series A-2, Restructured, 4.78%, 07/01/58	390	361,224
Series A-2, Restructured, 4.33%, 07/01/40	10,319	9,585,216
Series B-1, Restructured, 4.75%, 07/01/53	620	579,651
Series B-2, Restructured, 4.78%, 07/01/58	601	557,735

Total Municipal Bonds in Puerto Rico		18,669,665

Total Municipal Bonds — 160.1% (Cost: $591,919,512)		594,183,246

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 3.9%

County/City/Special District/School District — 0.7%
City of New York, GO, Sub-Series 1-I, 5.00%, 03/01/36	2,500	2,543,023

Housing — 1.0%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	3,555	3,485,080

Transportation — 2.2%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	4,500	4,697,114
Port Authority of New York & New Jersey, Refunding ARB, AMT, 231st Series, 5.50%, 08/01/47(e)	3,193	3,556,840

		8,253,954

Total Municipal Bonds in New York		14,282,057

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.9% (Cost: $14,121,834)		14,282,057

Total Long-Term Investments — 164.0% (Cost: $606,041,346)		608,465,303

	Shares

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Liquidity Funds New York Money Fund Portfolio, 3.34%(g)(h)	4,784,518	4,784,518

Total Short-Term Securities — 1.3% (Cost: $4,784,518)		4,784,518

Total Investments — 165.3% (Cost: $610,825,864)		613,249,821

Other Assets Less Liabilities — 2.3%		8,592,416

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.0)%		(7,466,969)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (65.6)%		(243,323,803)

Net Assets Applicable to Common Shares — 100.0%		$371,051,465

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings NewYork Quality Fund, Inc. (MHN)

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 1, 2030, is $2,217,957.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$620,554	$4,164,004	(a)	$—	$(40)	$—	$4,784,518	4 ,784,518	$132,982	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	70	06/21/23	$8,082	$(254,285)
U.S. Long Bond	115	06/21/23	15,166	(580,972)
5-Year U.S. Treasury Note	89	06/30/23	9,786	(238,576)

				$(1,073,833)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings NewYork Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$594,183,246	$—	$594,183,246
Municipal Bonds Transferred to Tender Option Bond Trusts	—	14,282,057	—	14,282,057
Short-Term Securities
Money Market Funds	4,784,518	—	—	4,784,518

	$4,784,518	$608,465,303	$—	$613,249,821

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,073,833)	$—	$—	$(1,073,833)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(7,404,149)	$—	$(7,404,149)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(251,004,149)	$—	$(251,004,149)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

MTA	Month Treasury Average

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

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